Property and equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment

Description	Weighted average rate (p.a.)	December 31, 2020	Acquisitions	Disposals/ write-offs	Transfers(a)	December 31, 2021

Cost
Aircraft and engines		2,297,661	360,384	(137,293)	(1,521)	2,519,231
Buildings and leasehold improvements		485,247	20,694	(503)	1,240	506,678
Equipment and facilities		181,094	19,169	(1,144)	—	199,119
Other		28,008	1,897	—	—	29,905
Construction in progress		33,630	44,631	(4)	(26,083)	52,174
Advance payments for acquisition of aircraft		91,944	—	—	(6,337)	85,607
		3,117,584	446,775	(138,944)	(32,701)	3,392,714
Depreciation
Aircraft and engines	9%	(624,736)	(200,677)	14,091	—	(811,322)
Buildings and leasehold improvements	9%	(128,761)	(45,791)	460	—	(174,092)
Equipment and facilities	12%	(107,917)	(22,086)	767	—	(129,236)
Other	10%	(19,606)	(2,794)	—	—	(22,400)
		(881,020)	(271,348)	15,318	—	(1,137,050)

Property and equipment		2,236,564	175,427	(123,626)	(32,701)	2,255,664
Impairment(b)		(436,858)	(4,240)	146,608	—	(294,490)
Total property and equipment, net		1,799,706	171,187	22,982	(32,701)	1,961,174